Share-Based Compensation (Details 2)	6 Months Ended
Jun. 30, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Outstanding, Beginning | shares	8,190,000
Number of options, Granted | shares	15,434,000
Number of options, Exercised | shares	(240,000)
Number of options, Forfeited | shares	(395,000)
Number of options, Outstanding, Ending | shares	22,989,400
Number of options, Exercisable | shares	9,618,766
Weighted Average Exercise price, Outstanding, Beginning | $ / shares	$ 0.75
Weighted Average Exercise price, Granted | $ / shares	0.92
Weighted Average Exercise price, Exercised | $ / shares	0.69
Weighted Average Exercise price, Forfeited | $ / shares	0.75
Weighted Average Exercise price, Outstanding, Ending | $ / shares	0.86
Weighted Average Exercise price, Exercisable | $ / shares	$ 0.73